Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Percentage of loan portfolio concentrated in loans secured by real estate (in hundredths)	87.00%
Discounted percentage for selling and marketing cost (in hundredths)	10.00%
Income Taxes [Abstract]
Probability of uncertain tax positions of being realized upon settlement, minimum (in hundredths)	50.00%
Bank-Owned Life Insurance [Abstract]
Cash surrender value of insurance contracts	$ 13,940,176	$ 3,601,464
Banking Premises [Member]
Property, Plant and Equipment [Line Items]
Methods	Straight-Line and Accelerated
Banking Premises [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of the assets	15 years
Banking Premises [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of the assets	40 years
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Methods	Straight-Line and Accelerated
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of the assets	5 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of the assets	10 years